Annual Fund Operating Expenses - T. Rowe Price Cash Reserves Fund [Member]	Dec. 22, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%